Report of the directors financial review risk report - Reconciliation of gross carrying/notional amount and allow. for loans and advances to banks and customers incl. loan commitments and financial guarantees (Details) - GBP (£)
£ in Millions
	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	£ (5)	£ 0	£ 5
Loans and advances to banks
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	10,784
Financial assets, ending balance	16,349	10,784		£ 10,784
12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Foreign exchange	3,400
Gross carrying/ nominal amount | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	305,257
Financial assets, ending balance	366,317	305,257		305,257
Gross carrying/ nominal amount | Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	432,006
Financial assets, ending balance		432,006		432,006
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	199,864		219,833	219,833
New financial assets originated or purchased	25,704			72,348
Asset derecognised (including final repayments)	(13,220)			(61,036)
Changes to risk parameters – further lending/repayments	(12,719)			(20,935)
Assets written off	(34)			(157)
Credit-related modifications that resulted in derecognition	(1)			0
Foreign exchange	2,953			(8,699)
Others	5,340			(1,490)
Financial assets, ending balance	207,887	199,864		199,864
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Non-current assets or disposal groups classified as held for sale
Increase (decrease) in financial assets [abstract]
Others	1,300
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	202,137
Financial assets, ending balance	253,869	202,137		202,137
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	202,137
Financial assets, ending balance		202,137		202,137
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	30,005
Financial assets, ending balance	42,732	30,005		30,005
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	54,448
Financial assets, ending balance	57,996	54,448		54,448
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	41,188
Financial assets, ending balance	37,077	41,188		41,188
Gross carrying/ nominal amount | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	10,789
Financial assets, ending balance	16,384	10,789		10,789
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	179,612		184,715	184,715
Transfers of financial instruments:	(8,451)			5,245
– transfers from stage 1 to stage 2	(12,948)			(8,431)
– transfers from stage 2 to stage 1	4,490			13,714
– transfers to stage 3	(64)			(93)
– transfers from stage 3	71			55
New financial assets originated or purchased	25,703			72,348
Asset derecognised (including final repayments)	(11,795)			(57,098)
Changes to risk parameters – further lending/repayments	(9,703)			(16,766)
Foreign exchange	2,604			(7,512)
Others	5,820			(1,320)
Financial assets, ending balance	183,790	179,612		179,612
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks
Increase (decrease) in financial assets [abstract]
Others	3,200
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	17,471		31,726	31,726
Transfers of financial instruments:	8,209			(5,617)
– transfers from stage 1 to stage 2	12,948			8,431
– transfers from stage 2 to stage 1	(4,490)			(13,714)
– transfers to stage 3	(275)			(401)
– transfers from stage 3	26			67
Asset derecognised (including final repayments)	(1,273)			(3,481)
Changes to risk parameters – further lending/repayments	(2,959)			(3,927)
Foreign exchange	308			(1,060)
Others	(368)			(170)
Financial assets, ending balance	21,388	17,471		17,471
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,779		3,352	3,352
Transfers of financial instruments:	242			372
– transfers to stage 3	339			494
– transfers from stage 3	(97)			(122)
Asset derecognised (including final repayments)	(152)			(454)
Changes to risk parameters – further lending/repayments	(56)			(213)
Assets written off	(34)			(152)
Credit-related modifications that resulted in derecognition	(1)			0
Foreign exchange	41			(126)
Others	(112)			0
Financial assets, ending balance	2,707	2,779		2,779
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2		40	40
New financial assets originated or purchased	1			0
Asset derecognised (including final repayments)				(3)
Changes to risk parameters – further lending/repayments	(1)			(29)
Assets written off				(5)
Foreign exchange				(1)
Others				0
Financial assets, ending balance	2	2		2
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(1,470)
ECL income statement change for the period	(187)
Allowance for ECL | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,168)
Financial assets, ending balance	(1,372)	(1,168)		(1,168)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,259)
Financial assets, ending balance	(1,470)	(1,259)		(1,259)
Total ECL income statement change for the period				174
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,240)
Financial assets, ending balance		(1,240)		(1,240)
Total ECL income statement change for the period	(182)			169
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,231)		(1,620)	(1,620)
Transfers of financial instruments:	0
– transfers to stage 3	0
Net remeasurement of ECL arising from transfer of stage	1			16
New financial assets originated or purchased	(17)			(55)
Asset derecognised (including final repayments)	29			135
Changes to risk parameters – further lending/repayments	40			180
Changes to risk parameters – credit quality	259			(115)
Changes to model used for ECL calculation				11
Assets written off	34			157
Credit-related modifications that resulted in derecognition	1			0
Foreign exchange	(20)			59
Others	89			1
Financial assets, ending balance	(1,333)	(1,231)		(1,231)
ECL income statement change for the period	(206)			172
Add: Recoveries	1			3
Add: Others	21			(23)
Total ECL income statement change for the period	(184)			152
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Non-current assets held for sale
Increase (decrease) in financial assets [abstract]
Others	(101)
Allowance for ECL | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9)
Financial assets, ending balance	(113)	(9)		(9)
Allowance for ECL | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9)
Financial assets, ending balance		(9)		(9)
Total ECL income statement change for the period	(2)			(1)
Allowance for ECL | Non-trading reverse purchase agreement commitments | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Allowance for ECL | Performance and other guarantee not considered for IFRS 9 | IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	4			18
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(19)
Financial assets, ending balance	(24)	(19)		(19)
Total ECL income statement change for the period	(5)			5
Allowance for ECL | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5)
Financial assets, ending balance	(35)	(5)		(5)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(118)		(180)	(180)
Transfers of financial instruments:	(12)			(66)
– transfers from stage 1 to stage 2	8			14
– transfers from stage 2 to stage 1	(19)			(78)
– transfers to stage 3				0
– transfers from stage 3	(1)			(2)
Net remeasurement of ECL arising from transfer of stage	11			43
New financial assets originated or purchased	(16)			(55)
Asset derecognised (including final repayments)	2			6
Changes to risk parameters – further lending/repayments	22			76
Changes to risk parameters – credit quality	(4)			54
Changes to model used for ECL calculation				2
Foreign exchange	(1)			2
Others	4			0
Financial assets, ending balance	(112)	(118)		(118)
ECL income statement change for the period	15			126
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(188)		(378)	(378)
Transfers of financial instruments:	30			90
– transfers from stage 1 to stage 2	(8)			(14)
– transfers from stage 2 to stage 1	19			78
– transfers to stage 3	20			28
– transfers from stage 3	(1)			(2)
Net remeasurement of ECL arising from transfer of stage	(10)			(22)
Asset derecognised (including final repayments)	7			32
Changes to risk parameters – further lending/repayments	(23)			62
Changes to risk parameters – credit quality	(130)			7
Changes to model used for ECL calculation				9
Foreign exchange	(5)			10
Others	49			2
Financial assets, ending balance	(270)	(188)		(188)
ECL income statement change for the period	(156)			88
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(923)		(1,050)	(1,050)
Transfers of financial instruments:	(18)			(24)
– transfers to stage 3	(20)			(28)
– transfers from stage 3	2			4
Net remeasurement of ECL arising from transfer of stage				(5)
Asset derecognised (including final repayments)	20			95
Changes to risk parameters – further lending/repayments	40			40
Changes to risk parameters – credit quality	(125)			(176)
Changes to model used for ECL calculation				0
Assets written off	34			152
Credit-related modifications that resulted in derecognition	1			0
Foreign exchange	(14)			46
Others	36			(1)
Financial assets, ending balance	(949)	(923)		(923)
ECL income statement change for the period	(65)			(46)
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2)		£ (12)	(12)
New financial assets originated or purchased	(1)			0
Asset derecognised (including final repayments)				2
Changes to risk parameters – further lending/repayments	1			2
Changes to risk parameters – credit quality				0
Assets written off				5
Foreign exchange				1
Others				0
Financial assets, ending balance	(2)	£ (2)		(2)
ECL income statement change for the period	£ 0			£ 4